Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Schedule of Changes in Taxes, Civil and Labor Provisions

Description	Return of aircraft and engines(a)	Tax, civil, labor and other risks	Onerous contracts	Post -employment benefit	Total

At December 31, 2021	2,241,439	558,982	693,407	5,761	3,499,589

Additions	678,252	181,136	(586,634)	113	272,867
Write-offs	(228,034)	(179,391)	(178,126)	—	(585,551)
Interest incurred	144,563	—	100,975	609	246,147
Effect of change in financial assumptions	—	—	—	(888)	(888)
Effect of plan experience	—	—	—	1,406	1,406
Foreign currency exchange	(160,954)	—	(29,622)	—	(190,576)

At December 31, 2022	2,675,266	560,727	—	7,001	3,242,994

Additions	501,864	216,778	—	115	718,757
Modifications	(250,134)	—	—	—	(250,134)
Write-offs	(401,014)	(237,313)	—	—	(638,327)
Interest incurred	239,078	17,581	—	760	257,419
Benefit paid by the plan	—	—	—	(141)	(141)
Effect of change in financial assumptions	—	—	—	(23)	(23)
Effect of plan experience	—	—	—	2,198	2,198
Foreign currency exchange	(191,890)	—	—	—	(191,890)

At December 31, 2023	2,573,170	557,773	—	9,910	3,140,853

At December 31, 2023
Current	497,525	238,905	—	—	736,430
Non-current	2,075,645	318,868	—	9,910	2,404,423

At December 31, 2022
Current	654,897	179,391	—	—	834,288
Non-current	2,020,369	381,336	—	7,001	2,408,706

(a)Nominal discount rate 10.7% p.a. (11.2% p.a as of December 31, 2022.)

Schedule of Provision for tax civil and labor risks
The balances of the proceedings with estimates of probable and possible losses are shown below:

	Probable loss		Possible loss
	December 31,		December 31,
Description	2023	2022	2023	2022

Tax	284,638	263,495	432,109	376,510
Civil	131,464	107,980	49,930	57,871
Labor	141,671	121,842	68,789	43,423
Other	—	67,410	—	—
	557,773	560,727	550,828	477,804

Schedule of sensitivity analysis for actuarial assumptions
Below are the assumptions used to calculate post-employment benefits:

	December 31,
Weighted average of assumptions	2023	2022

Nominal discount rate p.a.	9.92%	10.96%
Actual discount rate p.a.	5.79%	5.78%
Estimated inflation rate in the long term p.a.	3.90%	4.90%
HCCTR – Average nominal inflation rate p.a.	7.02%	8.05%
HCCTR – Actual nominal inflation rate p.a.	3.00%	3.00%
Mortality table	AT-2000 downrated by 10%	AT-2000 downrated by 10%